Segment reporting - Summary of Geographic Information of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jul. 01, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Revenue, Major Customer [Line Items]
Revenue	$ 479,543	$ 403,230	$ 1,902,137	$ 1,457,592	$ 1,195,617
Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Revenue, Major Customer [Line Items]
Revenue			1,902,137	1,457,592	1,195,617
U.S. [Member]
Revenue, Major Customer [Line Items]
Revenue	270,338	269,390
U.S. [Member] | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Revenue, Major Customer [Line Items]
Revenue			$ 1,298,596	$ 904,946	$ 900,927
Concentration risk percentage			68.00%	62.00%	75.00%
Rest of the World
Revenue, Major Customer [Line Items]
Revenue	$ 209,205	$ 133,840
Rest of the World | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Revenue, Major Customer [Line Items]
Revenue			$ 603,541	$ 552,646	$ 294,690
Concentration risk percentage			32.00%	38.00%	25.00%
Brazil [Member] | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Revenue, Major Customer [Line Items]
Revenue			$ 295,846	$ 188,368	$ 14,440
Concentration risk percentage			16.00%	13.00%	1.00%